Subsequent Events - Additional Information (Details)		1 Months Ended	9 Months Ended
	Nov. 19, 2025 USD ($)	Oct. 31, 2025 USD ($) Vessel m³	Sep. 30, 2025 USD ($) Vessel	Dec. 31, 2024 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2017 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Unsecured notes			$ 2,031,703,000	$ 2,274,651,000
Number of vessels | Vessel			87
Loan			$ 2,349,689,000	$ 2,043,773,000
2033 VCL Notes
Disclosure of non-adjusting events after reporting period [line items]
Unsecured notes			$ 1,700,000,000			$ 550,000,000
Secured Notes, fixed rate			5.875%
Loan maturity			2033
Five-Year Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Percentage of secured vessel financings			80.00%
Loan					$ 375,000,000
Senior Notes Due 2033 | 2033 VCL Notes
Disclosure of non-adjusting events after reporting period [line items]
Unsecured notes		$ 1,700,000,000
Secured Notes, fixed rate		5.875%
Loan maturity		2033
Percentage of secured vessel financings		80.00%
Cancellation of Loan Agreement
Disclosure of non-adjusting events after reporting period [line items]
Loan amount		$ 167,500,000
Contracts for Portion of River Fuel Usage in Europe for 2026 Season
Disclosure of non-adjusting events after reporting period [line items]
Remaining portions of contracts for river fuel usage | m³		40,000
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Minimum
Disclosure of non-adjusting events after reporting period [line items]
Fixed contract prices per 100 liters excluding taxes		$ 59.3
Contracts for Portion of River Fuel Usage in Europe for 2026 Season | Maximum
Disclosure of non-adjusting events after reporting period [line items]
Fixed contract prices per 100 liters excluding taxes		$ 73.2
River vessels [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | Vessel		8
Amended and Upsized Revolving Credit Facility | Five-Year Revolving Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Loan maturity	November 14, 2030
Loan	$ 1,000,000,000